CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Tax incentive, reduction of calculated income tax (as a percent)	75.00%	75.00%